Vessels, Net	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
Vessel, Net

4.        Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2015	$1,160,911	$(200,488)	$960,423
Transfer from Advances for vessel acquisitions and vessels under construction	119,520	—	119,520
Impairment loss	(23,924)	11,025	(12,899)
Transfer to Assets held for sale	(31,750)	—	(31,750)
Depreciation expense	—	(47,133)	(47,133)
Balance, December 31, 2015	$1,224,757	$(236,596)	$988,161
Transfer from Advances for vessel acquisitions and vessels under construction	100,043		100,043
Depreciation expense	—	(49,485)	(49,485)
Balance, December 31, 2016	$1,324,800	$(286,081)	$1,038,719

Transfer from Advances for vessel acquisitions and vessels under construction represents advances paid in respect of the acquisition of second hand vessels and newbuild vessels which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

  During the year ended December 31, 2015: Kypros Bravery, Kypros Sky, Kypros Loyalty and Pedhoulas Cherry; and
  During the year ended December 31, 2016: Troodos Sun (Hull No. 1686), Troodos Air (Hull No. 1685) and Kypros Spirit (Hull No. 828).

Transfer to assets held for sale during the year ended December 31, 2015 relates to the vessels Stalo and Kypros Unity (refer to Notes 3, 6 and 19).

As of December 31, 2016, 36 vessels with a carrying value of $1,028,059 have been provided as collateral to secure the Company's bank loans as discussed in Note 7.